Statements Of Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		$ (8,359)	$ (13,862)	$ (13,417)
Other expenses, net		(8,497)	(8,019)	(22,551)
Interest income		5,554	8,054	9,173
Interest expenses			(360)	(61)
Loss before income tax		(9,534)	(13,158)	(25,588)
Income tax expenses		0	0	0
Consolidated net loss		(9,534)	(13,158)	(25,588)
Other comprehensive income		0	0	0
Comprehensive loss		(9,534)	(13,158)	(25,588)
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	(2,064)	(6,579)	(715)
Other expenses, net		(25,794)	(8,204)	(135,374)
Interest income		4,179	3,856	4,732
Interest expenses			(360)	(61)
Loss before income tax		(23,679)	(11,287)	(131,418)
Income tax expenses		0	0	0
Loss before share of net profits of subsidiaries, net of income tax		(23,679)	(11,287)	(131,418)
Share of net profit (losses) subsidiaries, net of income tax		14,145	(1,871)	105,830
Consolidated net loss		(9,534)	(13,158)	(25,588)
Other comprehensive income		0	0	0
Comprehensive loss		$ (9,534)	$ (13,158)	$ (25,588)

[1]	Amount of share-based compensation expense included in general and administrative expenses $ 309 $ 1,685 $ 1,223